Securities sold under repurchase agreements and interbank and institutional market funds (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debt securities	R$ 54,540	R$ 75,036
Brazil, Brazil Real | Subordinated Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Debt securities	16,306	20,065
Brazil, Brazil Real | Ipca Plus Five Point One Five Percentage To Five Point Six Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 982
Issue	2012
Maturity	2022
Return p.a.	IPCA + 5.15% to 5.60%
Debt securities		6,380
Brazil, Brazil Real | IGPM Plus Four Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 20
Issue	2012
Maturity	2022
Return p.a.	IGPM + 4.63%
Debt securities		44
Brazil, Brazil Real | One Hundred and Fourteen Percentage of SELIC [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 2,146
Issue	2019
Maturity	Perpetual
Return p.a.	114% of SELIC
Debt securities	R$ 2,249	2,187
Brazil, Brazil Real | SELIC Plus One Point One Seven Percentage to One Point One Nine Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 935
Issue	2019
Maturity	Perpetual
Return p.a.	SELIC + 1.17% to 1.19%
Debt securities	R$ 1,047	976
Brazil, Brazil Real | CDI Plus Zero Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 50
Issue	2019
Maturity	2028
Return p.a.	CDI + 0.72%
Debt securities	R$ 62	55
Brazil, Brazil Real | CDI Plus Zero Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 2,281
Issue	2019
Maturity	2029
Return p.a.	CDI + 0.75%
Debt securities	R$ 2,834	2,502
Brazil, Brazil Real | Cdi Plus One Point Eight Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 450
Maturity	2029
Return p.a.	CDI + 1.85%
Debt securities	R$ 550
Brazil, Brazil Real | Cdi Plus One Point Eight Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Thirty [Member]
IfrsStatementLineItems [Line Items]
Issue	2020
Brazil, Brazil Real | CDI Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Debt securities		481
Brazil, Brazil Real | CDI Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Thirty [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,556
Issue	2020
Maturity	2030
Return p.a.	CDI + 2%
Debt securities	R$ 1,907	1,664
Brazil, Brazil Real | CDI Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Thirty One [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 5,488
Issue	2021
Maturity	2031
Return p.a.	CDI + 2%
Debt securities	R$ 6,478	5,651
Brazil, Brazil Real | IPCA Plus Four Point Six Four Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Thirty [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 106
Issue	2020
Maturity	2030
Return p.a.	IPCA + 4.64%
Debt securities	R$ 138	125
Brazil, Brazil Real | Cdi Plus Two Point Four Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2022
Maturity	Perpetual
Return p.a.	CDI + 2.4%
Debt securities	R$ 1,041
Brazil, Brazil Real | Cdi Plus Two Point Four Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand and Thirty One [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	1,005
United States of America, Dollars | Subordinated Euronotes [Member]
IfrsStatementLineItems [Line Items]
Debt securities	30,502	47,409
United States of America, Dollars | Five Point Five Zero Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand and Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,341
Issue	2012
Maturity	2022
Return p.a.	5.50%
Debt securities		14,742
United States of America, Dollars | Five Point One Three Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,854
Issue	2012
Maturity	2023
Return p.a.	5.13%
Debt securities	R$ 9,735	10,432
United States of America, Dollars | Seven Point Seven Two Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,244
Issue	2017
Maturity	Perpetual
Return p.a.	7.72%
Debt securities	R$ 6,516	6,997
United States of America, Dollars | Six Point Five Zero Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 750
Issue	2018
Maturity	Perpetual
Return p.a.	6.50%
Debt securities	R$ 3,985	4,262
United States of America, Dollars | Four Point Five Zero Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand and Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 750
Issue	2019
Maturity	2029
Return p.a.	4.50%
Debt securities	R$ 3,932	4,205
United States of America, Dollars | Four Point Six Three Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 700
Issue	2020
Maturity	Perpetual
Return p.a.	4.63%
Debt securities	R$ 3,708	3,967
United States of America, Dollars | Three Point Eight Eight Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand and Thirty One [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 500
Issue	2021
Maturity	2031
Return p.a.	3.88%
Debt securities	R$ 2,623	2,804
United States of America, Dollars | Six Point Eight Zero Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 200
Issue	2022
Maturity	Perpetual
Return p.a.	6.80%
Debt securities	R$ 3
Chile, Pesos | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	6,555	6,275
Chile, Pesos | Seven Point Four Five Percentage to Eight Point Three Zero [Member] | Subordinated Bonds [Member] | Two Thousand and Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 27,776
Issue	1997
Maturity	2022
Return p.a.	7.45% to 8.30%
Debt securities		36
Chile, Pesos | Three Point Five Zero Percentage to Four Point Nine Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 180,351
Issue	2008
Maturity	2033
Return p.a.	3.50% to 4.92%
Debt securities	R$ 1,476	1,423
Chile, Pesos | Four Point Seven Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 97,962
Issue	2009
Maturity	2035
Return p.a.	4.75%
Debt securities	R$ 1,133	1,079
Chile, Pesos | Four Point Three Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,060,250
Issue	2010
Maturity	2032
Return p.a.	4.35%
Debt securities	R$ 112	106
Chile, Pesos | Three Point Nine Zero Percentage to Three Point Nine Six Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,060,250
Issue	2010
Maturity	2035
Return p.a.	3.90% to 3.96%
Debt securities	R$ 257	244
Chile, Pesos | Four Point Four Eight Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,060,250
Issue	2010
Maturity	2036
Return p.a.	4.48%
Debt securities	R$ 1,225	1,160
Chile, Pesos | Three Point Nine Three Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,060,250
Issue	2010
Maturity	2038
Return p.a.	3.93%
Debt securities	R$ 892
Chile, Pesos | Three Point Nine Zero Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Debt securities		845
Chile, Pesos | Four Point One Five Percentage to Four Point Two Nine Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Forty [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,060,250
Issue	2010
Maturity	2040
Return p.a.	4.15% to 4.29%
Debt securities	R$ 687	651
Chile, Pesos | Four Point Four Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Forty Two [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 1,060,250
Issue	2010
Maturity	2042
Return p.a.	4.45%
Debt securities	R$ 335	317
Chile, Pesos | Three Point Eight Zero Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 57,168
Issue	2014
Maturity	2034
Return p.a.	3.80%
Debt securities	R$ 438	414
Colombia, Pesos | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	1,177	1,287
Colombia, Pesos | IPC Plus Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand and Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 146,000
Issue	2013
Maturity	2028
Return p.a.	IPC + 2%
Debt securities	R$ 161	203
Colombia, Pesos | IPC Plus Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 104,000
Issue	2013
Maturity	2023
Return p.a.	IPC + 2%
Debt securities	R$ 115	145
Colombia, Pesos | LIB [Member] | Subordinated Bonds [Member] | Two Thousand and Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Debt Instrument Face Amount1	R$ 780,392
Issue	2014
Maturity	2024
Return p.a.	LIB
Debt securities	R$ 901	R$ 939